Share-based payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2021 shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense | $		$ 636,383
Weighted average remaining contractual life of outstanding share options	2 years 7 months 6 days				2 years 9 months 10 days
Number of options issued to employees			2,200,000	2,200,000	250,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested				1,000,000
Number of options issued	1,200,000	1,200,000	1,200,000	1,200,000
Other Tranche One [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested					9
Other Tranche One [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested					75.00%
Other Tranche Two [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested					12
Other Tranche Two [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested					50.00%
Other Tranche Three [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested					14
Other Tranche Three [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested					50.00%
Other Tranche Four [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options vested					15
Other Tranche Four [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested					67.00%
Tranches 2 and 8 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested			53.00%
Tranches 10 and 12 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Options vested			25.00%